Business combinations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2017 Acquisition	Dec. 31, 2016 GBP (£) Acquisition
Disclosure of detailed information about business combination [line items]
Number of significant acquisitions during period | Acquisition	0	0
Goodwill | £		£ 3
Not internally generated [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about business combination [line items]
Intangible assets acquired, useful economic lives		15 years
Not internally generated [member] | Other acquired intangibles [member]
Disclosure of detailed information about business combination [line items]
Intangible assets acquired, useful economic lives		6 years